Average Annual Total Returns - FidelityGovernmentBondFunds-RetailComboPRO - FidelityGovernmentBondFunds-RetailComboPRO - Fidelity Government Income Fund	Oct. 30, 2024
Fidelity Government Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.21%
Past 5 years	0.23%
Past 10 years	1.08%
Fidelity Government Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.11%
Past 5 years	(0.53%)
Past 10 years	0.26%
Fidelity Government Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.47%
Past 5 years	(0.13%)
Past 10 years	0.49%
LB003
Average Annual Return:
Past 1 year	4.09%
Past 5 years	0.56%
Past 10 years	1.27%
F0682
Average Annual Return:
Past 1 year	4.33%
Past 5 years	0.49%
Past 10 years	1.31%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%